Note 6 - Employee Benefit Plans (Details) - One-Percentage-Point Change in Assumed Health Care Cost (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
One-Percentage-Point Change in Assumed Health Care Cost [Abstract]
1% Health care cost trend rate increase	$ 15
1% Health care cost trend rate decrease	$ (13)